Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Investments
Investments	$ 178.9		$ 178.9		$ 203.1
Unrealized gains losses on available-for-sale investments
Change in the fair value of equity investments	11.9	$ (13.6)	(17.7)	$ (11.9)
Deferred tax recovery (expense) in other comprehensive income	(1.5)	1.8	2.4	1.6
Change in the fair value of equity investments, net of tax	10.4	$ (11.8)	(15.3)	$ (10.3)
Equity investments
Investments
Investments	146.9		146.9		172.2
Warrants
Investments
Investments	0.8		0.8		0.8
Loan receivable
Investments
Investments	$ 31.2		$ 31.2		$ 30.1